Note 12 - Financial Instruments designated at fair value through profit or loss	12 Months Ended
Dec. 31, 2018
Financial assets and liabilities designated at fair value through profit or loss
Disclosure of Financial Instruments designated at fair value through profit or loss

12. Financial assets and liabilities designated at fair value through profit or loss

The breakdown of the balance under these headings in the accompanying consolidated balance sheets is as follows:

Financial assets and liabilities designated at fair value through profit or loss (Millions of euros)
	Notes	2018	2017	2016
ASSETS
Equity instruments			1.888	1.920
Unit-linked products			1.621	1.749
Other securities			266	171
Debt securities		1.313	174	142
Loans and advances		-	648	-
Total Assets	7.3.2	1.313	2.709	2.062
LIABILITIES
Deposits		976	-	-
Debt certificates		2.858	-	-
Other financial liabilities		3.159	2.222	2.338
Unit-linked products		3.159	2.222	2.338
Total Liabilities		6.993	2.222	2.338

With the implementation of IFRS 9 on January 1, 2018, equity instruments under this heading have been reclassified to the heading: “Non-trading financial assets mandatorily at fair value through profit or loss” (see Note 11).

As of December 31, 2018, 2017 and 2016, the most significant balances within financial liabilities designated at fair value through profit or loss related to assets and liabilities linked to insurance products where the policyholder bears the risk ("Unit-Link"). This type of product is sold only in Spain, through BBVA Seguros S.A., insurance and reinsurance and in Mexico through Seguros Bancomer S.A. de CV.

Since the liabilities linked to insurance products in which the policyholder assumes the risk are valued the same way as the assets associated to these insurance products, there is no credit risk component borne by the Group in relation to these liabilities.